OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

December 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 30.6%
Aerospace & Defense 0.3%
L-3 Communications Corp.
05/28/17	1.500%	$8,000,000	$7,921,304
Automotive 0.3%
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	8,200,000	8,247,519
Banking 8.8%
BB&T Corp. Senior Unsecured (a)
12/01/16	0.664%	8,925,000	8,929,828
Bank of America Corp. Senior Unsecured (a)
03/22/16	1.067%	20,500,000	20,592,058
Bank of Montreal Senior Unsecured (a)
07/14/17	0.480%	8,500,000	8,493,557
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.461%	7,800,000	7,808,338
Barclays Bank PLC Senior Unsecured (a)
02/17/17	0.812%	6,400,000	6,405,248
Canadian Imperial Bank of Commerce Senior Unsecured (a)
07/18/16	0.751%	7,725,000	7,756,935
Capital One Financial Corp. Senior Unsecured (a)
11/06/15	0.872%	8,000,000	8,025,056
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	13,000,000	13,494,923
Goldman Sachs Group, Inc. (The) Senior Unsecured (a)
04/30/18	1.433%	12,750,000	12,899,596
HSBC USA, Inc Senior Unsecured
06/23/17	1.300%	8,275,000	8,260,825
ING Bank NV Senior Unsecured (a)(b)
09/25/15	1.895%	8,600,000	8,688,314
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	16,000,000	16,446,992
KeyCorp Senior Unsecured
08/13/15	3.750%	6,000,000	6,103,919

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Bank PLC
03/28/17	4.200%	$8,000,000	$8,460,632
Morgan Stanley Senior Unsecured
04/29/16	3.800%	10,650,000	11,001,652
PNC Bank National Association Senior Unsecured (a)
01/28/16	0.543%	9,525,000	9,536,382
Royal Bank of Canada Senior Unsecured (a)
09/09/16	0.696%	9,000,000	9,033,138
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,600,000	7,676,091
Toronto-Dominion Bank (The) Senior Unsecured
09/09/16	1.500%	7,000,000	7,062,377
U.S. Bank Subordinated Notes (a)
04/29/20	3.778%	8,500,000	8,576,296
Wells Fargo & Co. Senior Unsecured (a)
04/23/18	0.861%	15,000,000	15,024,570
Westpac Banking Corp. Senior Unsecured (a)
12/01/17	0.604%	8,000,000	7,969,824
Total			218,246,551
Cable and Satellite 1.1%
DIRECTV Holdings LLC/Financing Co., Inc. Senior Unsecured
02/15/16	3.125%	8,300,000	8,488,393
NBCUniversal Enterprise, Inc. Senior Unsecured (a)(b)
04/15/16	0.768%	8,995,000	9,008,465
Time Warner Cable, Inc.
02/01/20	5.000%	8,600,000	9,477,773
Total			26,974,631
Chemicals 0.5%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	5,000,000	5,078,055
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	7,000,000	7,635,348
Total			12,713,403

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 0.5%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	$5,365,000	$5,382,007
John Deere Capital Corp. Senior Unsecured (a)
10/11/16	0.519%	6,500,000	6,509,139
Total			11,891,146
Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured (a)
06/01/15	0.734%	6,875,000	6,887,038
Electric 1.7%
Dominion Resources, Inc. Senior Unsecured
03/15/17	1.250%	7,885,000	7,860,284
Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	6,633,000	7,329,598
National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,027,885
Nevada Power Co.
03/15/16	5.950%	7,275,000	7,701,271
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	1,000,000	1,067,359
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	7,579,000	7,941,041
Sierra Pacific Power Co.
05/15/16	6.000%	327,000	349,118
TransAlta Corp. Senior Unsecured
06/03/17	1.900%	8,000,000	7,966,120
Total			41,242,676
Finance Companies 0.8%
General Electric Capital Corp. Senior Unsecured (a)
04/02/18	0.965%	19,500,000	19,681,174
Food and Beverage 1.9%
Anheuser-Busch InBev Finance, Inc. Senior Unsecured (a)
01/27/17	0.424%	9,000,000	8,972,280
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	3,681,000	4,029,940
03/15/18	2.100%	2,722,000	2,713,173

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Diageo Finance BV
01/15/15	3.250%	$2,000,000	$2,002,204
General Mills, Inc. Senior Unsecured (a)
01/29/16	0.533%	7,000,000	7,001,715
PepsiCo, Inc. Senior Unsecured (a)
02/26/16	0.444%	8,000,000	8,009,160
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	7,332,000	7,480,605
Sysco Corp.
10/02/17	1.450%	6,095,000	6,088,296
Total			46,297,373
Health Care 1.2%
CareFusion Corp. Senior Unsecured
05/15/17	1.450%	6,000,000	5,957,538
McKesson Corp. Senior Unsecured
03/10/17	1.292%	9,000,000	8,954,028
Medco Health Solutions, Inc.
09/15/15	2.750%	6,350,000	6,431,890
Medtronic, Inc. Senior Unsecured (b)
03/15/20	2.500%	7,000,000	7,018,361
Total			28,361,817
Healthcare Insurance 0.3%
UnitedHealth Group, Inc. Senior Unsecured
12/15/17	1.400%	6,510,000	6,504,200
Independent Energy 1.3%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	6,000,000	6,416,280
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	6,668,000	7,228,412
Devon Energy Corp. Senior Unsecured
12/15/18	2.250%	6,000,000	5,978,376
Southwestern Energy Co. Senior Unsecured
02/01/18	7.500%	5,000,000	5,632,635
Woodside Finance Ltd. (b)
03/01/19	8.750%	5,826,000	7,217,663
Total			32,473,366

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.4%
BP Capital Markets PLC (a)
11/07/16	0.652%	$9,500,000	$9,534,138
Life Insurance 1.2%
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	7,955,000	8,894,485
Hartford Financial Services Group, Inc. (The) Senior Unsecured
01/15/19	6.000%	5,500,000	6,237,572
Metropolitan Life Global Funding I Secured (a)(b)
04/10/17	0.632%	7,500,000	7,518,746
Prudential Covered Trust Secured (b)
09/30/15	2.997%	7,365,000	7,468,449
Total			30,119,252
Media and Entertainment 0.8%
21st Century Fox America, Inc.
10/17/16	8.000%	895,000	999,428
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	5,800,000	6,454,924
Scripps Networks Interactive, Inc. Senior Unsecured
11/15/19	2.750%	6,000,000	6,025,110
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	7,500,000	7,461,135
Total			20,940,597
Metals 0.6%
Rio Tinto Finance USA PLC
08/21/17	1.625%	6,500,000	6,497,315
Vale Overseas Ltd.
01/23/17	6.250%	6,900,000	7,359,609
Total			13,856,924
Midstream 2.0%
Enterprise Products Operating LLC
02/01/16	3.200%	6,138,000	6,283,360
Kinder Morgan Energy Partners LP
03/01/21	3.500%	8,265,000	8,131,363
NiSource Finance Corp.
01/15/19	6.800%	6,144,000	7,213,062
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,409,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	$7,365,000	$7,919,143
TransCanada PipeLines Ltd. Senior Unsecured (a)
06/30/16	0.937%	7,000,000	7,033,110
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	5,300,000	5,841,761
Total			48,831,629
Office REIT 0.3%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,216,356
Oil Field Services 0.3%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	8,500,000	8,491,542
Pharmaceuticals 0.7%
AbbVie, Inc. Senior Unsecured
11/06/17	1.750%	6,500,000	6,514,124
Actavis Funding SCS
06/15/19	2.450%	2,684,000	2,638,230
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	8,375,000	8,507,241
Total			17,659,595
Property & Casualty 1.0%
Berkshire Hathaway Finance Corp. Senior Unsecured (a)
08/14/17	0.358%	6,835,000	6,830,333
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	5,500,000	5,948,992
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	8,000,000	8,714,416
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	3,090,000	3,203,672
Total			24,697,413

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	$6,000,000	$6,148,464
Restaurants 0.3%
Yum! Brands, Inc. Senior Unsecured
04/15/16	6.250%	6,690,000	7,098,960
Retail REIT 0.6%
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,423,888
Simon Property Group LP Senior Unsecured
02/01/19	2.200%	7,800,000	7,841,083
Total			14,264,971
Technology 1.1%
Apple, Inc. Senior Unsecured (a)
05/03/16	0.282%	7,000,000	7,000,084
Cisco Systems, Inc. Senior Unsecured (a)
03/03/17	0.515%	7,500,000	7,501,305
Hewlett-Packard Co. Senior Unsecured
06/01/16	2.650%	6,100,000	6,215,668
Oracle Corp. Senior Unsecured (a)
07/07/17	0.454%	6,300,000	6,293,713
Total			27,010,770
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	7,275,000	8,168,883
Wirelines 1.8%
AT&T, Inc. Senior Unsecured (a)
02/12/16	0.618%	2,735,000	2,734,962
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	6,000,000	6,149,562
Orange SA Senior Unsecured
09/14/16	2.750%	6,000,000	6,131,442
Southwestern Bell Telephone LP
07/01/15	7.000%	9,200,000	9,445,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telefonica Emisiones SAU
04/27/18	3.192%	$5,000,000	$5,141,695
Verizon Communications, Inc. Senior Unsecured
03/15/21	3.450%	13,500,000	13,797,553
Total			43,400,514
Total Corporate Bonds & Notes (Cost: $750,817,136)			$753,882,206

Residential Mortgage-Backed Securities - Agency 3.7%
Federal Home Loan Mortgage Corp. (a)(c)
03/01/34	2.352%	383,796	408,805
04/01/35	2.065%	308,751	324,500
01/01/36	2.497%	886,323	948,802
07/01/36	2.235%	10,140	10,748
08/01/36	2.231%	186,769	199,050
12/01/36	6.058%	198,531	212,256
01/01/37	2.239%	464,414	493,952
09/01/37	2.423%	515,046	560,601
Federal Home Loan Mortgage Corp. (c)
03/01/17- 10/01/21	6.000%	598,980	651,141
04/01/17	6.500%	1,209,904	1,261,431
05/01/17- 02/01/24	5.500%	5,507,402	5,988,564
11/01/17- 07/01/25	5.000%	7,642,483	8,272,091
03/01/19- 10/01/24	4.500%	2,633,957	2,834,591
04/01/21- 10/01/26	3.500%	9,047,493	9,565,364
05/01/24- 07/01/26	4.000%	10,934,430	11,662,190
03/01/27	3.000%	221,664	230,657
CMO Series 2467 Class NB
07/15/17	5.000%	1,050,790	1,092,293
Federal National Mortgage Association (a)(c)
06/01/33	1.796%	771,660	801,198
07/01/33	1.787%	32,809	33,107
03/01/34	2.216%	482,730	513,915
04/01/34	2.061%	598,176	636,062
06/01/34	2.250%	503,112	534,104
07/01/34	2.005%	751,489	807,147
11/01/34	1.936%	231,366	243,828
01/01/35	1.990%	420,424	448,530
06/01/35	2.296%	496,571	529,392
07/01/35	2.412%	431,344	462,012
08/01/35	2.348%	547,221	585,294
10/01/35	2.405%	434,677	455,977
04/01/36	1.925%	168,980	180,125
04/01/36	2.162%	1,385,505	1,483,277
04/01/36	2.455%	97,908	104,811
08/01/36	2.396%	133,432	144,069
06/01/37	1.189%	1,038,182	1,081,825

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/01/37	2.273%	$215,969	$232,408
09/01/37	2.283%	39,210	40,166
CMO Series 2003-W11 Class A1
06/25/33	3.291%	32,295	33,861
Federal National Mortgage Association (c)
06/01/17- 08/01/17	6.000%	2,504,317	2,609,373
11/01/17- 01/01/24	5.500%	9,276,519	10,101,560
07/01/22- 08/01/24	5.000%	2,666,166	2,878,075
03/01/24- 02/01/27	4.000%	17,098,703	18,262,360
12/01/25- 01/01/27	3.500%	2,511,033	2,656,371
Federal National Mortgage Association (c)(d)
CMO PO Series G-15 Class A
06/25/21	0.000%	6,199	6,023
Federal National Mortgage Association (c)(e)
10/01/24	5.500%	641,907	705,649
Government National Mortgage Association (a)(c)
07/20/18	3.000%	61,979	63,677
04/20/22- 03/20/30	1.625%	804,009	829,120
Government National Mortgage Association (c)
09/20/21	6.000%	110,748	117,741
Total Residential Mortgage-Backed Securities - Agency (Cost: $89,313,216)			$92,298,093

Residential Mortgage-Backed Securities - Non-Agency 2.1%
BCAP LLC Trust (a)(b)(c)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	1,713,541	1,722,878
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	105,320	105,387
Credit Suisse Mortgage Capital Certificates CMO Series 2009-9R Class 12A1 (a)(b)(c)
08/26/35	5.357%	5,061,947	5,179,961
JPMorgan Resecuritization Trust (a)(b)(c)
CMO Series 2009-12 Class 9A1
05/26/36	2.662%	6,231,971	6,290,084
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	5,544,850	5,696,143
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(c)
05/26/47	0.300%	166,687	166,501
Springleaf Mortgage Loan Trust (a)(b)(c)
CMO Series 2012-3A Class A
12/25/59	1.570%	7,570,372	7,541,137
CMO Series 2013-1A Class A
06/25/58	1.270%	6,865,235	6,836,361
CMO Series 2013-2A Class A
12/25/65	1.780%	5,633,492	5,623,622
CMO Series 2013-3A Class A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/25/57	1.870%	$10,555,964	$10,510,478
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)(c)
12/27/46	2.654%	2,909,436	2,896,564
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $52,854,883)			$52,569,116

Commercial Mortgage-Backed Securities - Agency 14.2%
Government National Mortgage Association (a)(c)
Series 2013-50 Class AH
06/16/39	2.100%	12,046,234	12,042,319
Government National Mortgage Association (c)
Series 2010-141 Class A
08/16/31	1.864%	687,397	688,564
Series 2010-159 Class A
01/16/33	2.159%	163,586	163,557
Series 2010-49 Class A
03/16/51	2.870%	154,054	153,879
Series 2011-120 Class AB
08/16/33	2.400%	7,530,823	7,582,461
Series 2011-144 Class AB
07/16/35	2.012%	1,707,803	1,711,319
Series 2011-149 Class A
10/16/46	3.000%	1,760,724	1,793,171
Series 2011-16 Class A
11/16/34	2.210%	1,543,963	1,544,967
Series 2011-161 Class A
01/16/34	1.738%	10,111,775	10,114,657
Series 2011-20 Class A
04/16/32	1.883%	4,564,091	4,575,477
Series 2011-31 Class A
12/16/35	2.210%	1,829,923	1,837,951
Series 2011-78 Class A
08/16/34	2.250%	2,865,581	2,874,875
Series 2012-1 Class AB
09/16/33	1.999%	6,591,886	6,612,727
Series 2012-142 Class A
05/16/37	1.105%	8,164,152	8,046,474
Series 2012-22 Class AB
03/16/33	1.661%	3,398,543	3,396,005
Series 2012-4 Class A
05/16/40	2.120%	11,645,453	11,679,621
Series 2012-55 Class A
08/16/33	1.704%	9,355,690	9,315,308
Series 2012-58 Class A
01/16/40	2.500%	15,225,402	15,471,323
Series 2012-79 Class A
04/16/39	1.800%	12,333,078	12,170,601
Series 2012-9 Class A
05/16/39	3.220%	2,042,946	2,082,079
Series 2013-105 Class A
02/16/37	1.705%	23,127,421	22,974,364
Series 2013-118 Class AC

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
06/16/36	1.700%	$5,169,994	$5,141,445
Series 2013-12 Class A
10/16/42	1.410%	14,030,852	13,847,890
Series 2013-126 Class AB
04/16/38	1.540%	7,975,580	7,883,536
Series 2013-17 Class AF
11/16/43	1.210%	9,229,312	9,020,785
Series 2013-17 Class AH
10/16/43	1.558%	11,514,875	11,337,903
Series 2013-194 Class AB
05/16/38	2.250%	10,275,199	10,296,469
Series 2013-2 Class AB
12/16/42	1.600%	16,486,074	16,338,656
Series 2013-30 Class A
05/16/42	1.500%	19,182,369	18,701,735
Series 2013-32 Class AB
01/16/42	1.900%	6,332,241	6,279,949
Series 2013-33 Class A
07/16/38	1.061%	27,620,387	26,639,256
Series 2013-35 Class A
02/16/40	1.618%	7,871,052	7,698,834
Series 2013-40 Class A
10/16/41	1.511%	12,146,630	11,967,103
Series 2013-45 Class A
10/16/40	1.450%	6,589,645	6,447,190
Series 2013-57 Class A
06/16/37	1.350%	22,449,610	22,065,879
Series 2013-61 Class A
01/16/43	1.450%	13,562,329	13,280,531
Series 2014-109 Class A
01/16/46	2.325%	6,456,740	6,496,217
Series 2014-135 Class AD
08/16/45	2.400%	12,085,827	12,160,071
Series 2014-120 Class A
05/16/39	2.800%	6,858,900	6,967,202
Total Commercial Mortgage-Backed Securities - Agency (Cost: $356,002,176)			$349,402,350

Commercial Mortgage-Backed Securities - Non-Agency 7.9%
Bear Stearns Commercial Mortgage Securities Trust (a)(c)
Series 2005-PWR7 Class A3
02/11/41	5.116%	3,343,249	3,343,316
Bear Stearns Commercial Mortgage Securities Trust (c)
Series 2006-T24 Class A4
10/12/41	5.537%	5,744,557	6,059,140
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(c)
07/15/44	5.226%	11,260,629	11,442,579
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)(c)
04/20/50	2.543%	8,525,357	8,510,517

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Trust Series 2006-C8 Class A4 (c)
12/10/46	5.306%	$1,425,076	$1,509,620
Credit Suisse First Boston Mortgage Securities Corp. (a)(c)
Series 2005-C4 Class A5
08/15/38	5.104%	6,621,108	6,665,701
Series 2005-C6 Class A4
12/15/40	5.230%	3,578,733	3,646,303
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (c)
11/10/39	5.560%	11,874,444	12,571,046
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,098,800	11,248,378
Series 2005-LDP5 Class A4
12/15/44	5.236%	16,589,528	16,864,222
Series 2006-CB14 Class ASB
12/12/44	5.506%	1,028,478	1,037,405
Series 2006-LDP6 Class A4
04/15/43	5.475%	9,280,179	9,562,816
Series 2006-LDP7 Class ASB
04/15/45	5.865%	468,852	476,063
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class A4 (a)(c)
06/15/38	5.833%	8,877,040	9,324,514
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)(c)
11/12/37	5.288%	4,816,986	4,908,427
Morgan Stanley Capital I Trust (a)(c)
Series 2007-HQ11 Class A4
02/12/44	5.447%	11,920,000	12,713,908
Series 2007-T27 Class A4
06/11/42	5.651%	5,690,000	6,193,673
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (a)(b)(c)
08/12/45	5.796%	8,553,237	9,167,514
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(c)
10/05/25	1.500%	2,137,573	2,136,797
Wachovia Bank Commercial Mortgage Trust (a)(c)
Series 2005-C21 Class A4
10/15/44	5.242%	10,503,515	10,699,500
Series 2005-C22 Class A4
12/15/44	5.269%	16,082,832	16,426,184
Series 2006-C24 Class A1A
03/15/45	5.557%	17,898,015	18,653,508
Series 2006-C24 Class A3
03/15/45	5.558%	11,736,413	12,149,300
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $203,977,475)			$195,310,431

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 16.8%
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7 (a)(f)
07/25/28	0.650%	$14,774	$13,187
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.711%	838,780	839,212
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.430%	4,182,716	4,163,551
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.494%	9,755,015	9,689,822
Series 2007A Class A2
08/25/26	0.363%	1,906,913	1,895,408
Ally Master Owner Trust (a)
Series 2013-1 Class A1
02/15/18	0.611%	7,475,000	7,479,200
Series 2014-1 Class A1
01/15/19	0.631%	6,125,000	6,121,239
Series 2014-2 Class A
01/16/18	0.531%	3,000,000	2,999,068
American Credit Acceptance Receivables Trust (b)
Series 2012-3 Class A
11/15/16	1.640%	281,563	281,843
Series 2013-1 Class A
04/16/18	1.450%	1,940,917	1,945,543
Series 2013-2 Class A
02/15/17	1.320%	1,274,779	1,276,036
Series 2014-1 Class A
03/12/18	1.140%	2,033,756	2,034,830
Series 2014-3 Class A
08/10/18	0.990%	7,276,023	7,268,466
Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A (b)
08/20/16	2.054%	7,000,000	7,034,224
CCG Receivables Trust (b)
Series 2013-1 Class A2
08/14/20	1.050%	3,425,029	3,428,884
Series 2014-1 Class A2
11/15/21	1.060%	4,000,000	3,992,727
CIT Equipment Collateral Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	10,600,000	10,599,332
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.761%	14,150,000	14,175,235
California Republic Auto Receivables Trust Series 2014-3 Class A3
11/15/18	1.090%	4,925,000	4,921,566
Capital Auto Receivables Asset Trust Series 2014-3 Class A2
12/20/17	1.180%	8,080,000	8,070,699
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	2,499,133	2,505,542

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-1A Class A
12/17/18	1.460%	$3,200,211	$3,199,419
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.407%	6,226,280	6,273,974
Series 2014-1A Class A
03/07/26	0.577%	12,000,000	12,000,024
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A (a)(b)
12/25/33	0.580%	839,283	838,408
Cityscape Home Equity Loan Trust Series 1997-C Class A3 (a)(f)(g)(h)
07/25/28	7.380%	607,537	1
DT Auto Owner Trust (b)
Series 2014-1A Class A
07/17/17	0.660%	2,344,027	2,344,002
Series 2014-3A Class A
04/16/18	0.980%	10,285,000	10,278,778
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	5,688,608	5,716,420
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.084%	5,186,001	5,209,587
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.510%	4,693,078	4,667,125
Exeter Automobile Receivables Trust (b)
Series 2012-2A Class A
06/15/17	1.300%	764,607	765,000
Series 2014-2A Class A
08/15/18	1.060%	5,537,838	5,526,273
Series 2014-3A Class A
01/15/19	1.320%	11,569,381	11,555,745
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (f)
06/25/25	6.680%	21,579	21,615
First Investors Auto Owner Trust (b)
Series 2013-2A Class A2
03/15/19	1.230%	2,278,786	2,284,105
Series 2013-3A Class A2
09/15/17	0.890%	2,437,887	2,439,358
Series 2014-1A Class A2
02/15/18	0.800%	3,164,016	3,161,703
Series 2014-3A Class A2
11/15/18	1.060%	8,400,000	8,384,526
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.545%	8,045,000	8,045,006
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.315%	7,386,142	7,328,331
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.712%	12,980,000	12,995,663
Series 2014-1 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/10/28	0.562%	$13,000,000	$13,000,026
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	10,225,707	10,279,961
Series 2014-AA Class A
11/25/26	1.770%	9,762,959	9,643,670
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	66	66
KeyCorp Student Loan Trust Series 1999-A Class A2 (a)
12/27/29	0.585%	4,226,055	4,198,176
MVW Owner Trust Series 2014-1A Class A (b)
09/20/31	2.250%	3,376,882	3,353,392
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	8,440,000	8,421,753
Marriott Vacation Club Owner Trust Series 2009-2A Class A (b)
07/20/31	4.809%	1,254,190	1,262,892
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.347%	3,836,467	3,812,933
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	1,523,626	1,525,302
Navient Student Loan Trust Series 2014-AA Class A1 (a)(b)
05/16/22	0.641%	6,216,022	6,216,035
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	3,617,279	3,619,330
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	914,799	913,696
Nissan Auto Lease Trust Series 2014-B Class A2A
04/17/17	0.730%	4,615,000	4,610,925
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	3,185,745	3,187,418
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.755%	1,243,082	1,243,982
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2 Class M1 (a)
10/25/34	1.100%	1,819,525	1,819,348
Prestige Auto Receivables Trust (b)
Series 2013-1A Class A2
02/15/18	1.090%	2,242,755	2,244,855
Series 2014-1A Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
03/15/18	0.970%	$4,021,395	$4,018,046
Residential Funding Mortgage Securities II Series 2003-HS3 Class A2B (NPFGC) (a)(f)
08/25/33	0.460%	3,501	3,230
SLM Private Credit Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.681%	4,021,557	4,002,996
Series 2004-B Class A2
06/15/21	0.441%	7,895,132	7,839,598
Series 2005-A Class A2
12/15/20	0.381%	656,573	657,967
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.161%	924,476	928,925
Series 2012-A Class A1
08/15/25	1.561%	2,197,415	2,219,579
Series 2012-B Class A1
12/15/21	1.261%	1,833,456	1,838,999
Series 2013-A Class A1
08/15/22	0.761%	4,512,848	4,516,490
Series 2013-B Class A1
07/15/22	0.811%	12,286,770	12,303,857
Series 2013-C Class A1
02/15/22	1.011%	2,256,743	2,266,164
Series 2014-A Class A1
07/15/22	0.761%	4,073,133	4,076,622
SLM Student Loan Trust Series 2003-12 Class A5 (a)(b)
09/15/22	0.521%	582,331	582,180
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.611%	7,767,290	7,763,058
Series 2013-2US Class A3B
01/14/17	0.591%	6,392,404	6,382,869
Series 2014-1US Class A3B
02/14/18	0.561%	7,000,000	6,973,854
SMART Trust (a)(b)
Series 2012-1USA Class A3B
05/14/16	1.061%	203,393	203,530
Series 2012-2USA Class A3B
10/14/16	1.111%	1,775,272	1,777,757
SVO VOI Mortgage LLC Series 2012-AA Class A (b)
09/20/29	2.000%	2,009,429	1,997,473
Santander Drive Auto Receivables Trust
Series 2014-4 Class A3
09/17/18	1.080%	9,635,000	9,636,950
Series 2014-5 Class A2A
04/16/18	0.720%	4,405,000	4,399,645
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2011-1A Class A
04/20/26	3.350%	1,500,690	1,533,077
Series 2011-2A Class A
05/20/28	3.260%	1,270,285	1,290,265
Series 2011-3A Class A
07/20/28	3.370%	2,057,636	2,102,442
Series 2012-1A Class A
11/20/28	2.840%	3,417,852	3,472,075

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-3A Class A
08/20/29	1.870%	$1,289,421	$1,295,960
Series 2013-1A Class A
11/20/29	1.590%	2,161,488	2,164,953
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.755%	3,429,271	3,427,420
Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1 (a)
06/25/36	0.620%	954,334	955,036
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	6,468,427	6,418,534
Westlake Automobile Receivables Trust (b)
Series 2013-1A Class A2
01/15/18	1.120%	4,134,547	4,139,968
Series 2014-1A Class A2
05/15/17	0.700%	4,370,000	4,368,577
Series 2014-2A Class A2
10/16/17	0.970%	4,840,000	4,836,966
Total Asset-Backed Securities - Non-Agency (Cost: $412,231,857)			$413,519,499

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	49,626,035	49,474,825
Total Inflation-Indexed Bonds (Cost: $50,290,428)			$49,474,825

U.S. Treasury Obligations 14.1%
U.S. Treasury
10/31/16	1.000%	95,255,000	95,939,693
08/31/17	0.625%	238,975,000	236,697,329
12/31/18	1.500%	14,000,000	14,018,592
Total U.S. Treasury Obligations (Cost: $346,104,392)			$346,655,614

U.S. Government & Agency Obligations 6.0%
Federal Farm Credit Banks (a)
12/06/16	0.263%	25,000,000	25,051,025
Federal Home Loan Banks
05/24/17	0.875%	27,500,000	27,449,318
Federal National Mortgage Association
08/28/17	0.875%	72,975,000	72,720,098
09/27/17	1.000%	23,000,000	22,953,678

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
Morocco Government AID Bond U.S. Government Guaranty (a)(h)
05/01/23	0.383%	$722,500	$691,071
Total U.S. Government & Agency Obligations (Cost: $148,801,172)			$148,865,190

Foreign Government Obligations(i) 0.9%
Canada 0.6%
Province of Ontario Senior Unsecured
05/26/15	0.950%	8,500,000	8,521,106
Province of Quebec
03/01/16	5.000%	5,806,000	6,102,454
Total			14,623,560
Mexico 0.3%
Petroleos Mexicanos
03/01/18	5.750%	8,000,000	8,640,000
Total Foreign Government Obligations (Cost: $23,331,573)			$23,263,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
Illinois 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	11,550,000	12,388,877
Total Municipal Bonds (Cost: $12,267,139)			$12,388,877

		Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.115% (j)(k)		28,871,424	$28,871,424
Total Money Market Funds (Cost: $28,871,424)			$28,871,424
Total Investments
(Cost: $2,474,862,871) (l)			$2,466,501,185(m)
Other Assets & Liabilities, Net			305,051
Net Assets			$2,466,806,236

Investments in Derivatives
Futures Contracts Outstanding at December 31, 2014

At December 31, 2014, securities totaling $467,937 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	1,200	USD	262,312,500	03/2015	—	(260,299)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(450)	USD	(53,518,361)	03/2015	—	(60,711)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of these securities amounted to $448,730,654 or 18.19% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2014 was $38,033, which represents less than 0.01% of net assets. Information concerning such security holdings at December 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.650%	12-19-2003	14,671
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-2003 - 06-29-2009	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06-24-2004	21,597
Residential Funding Mortgage Securities II
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.460%	09-15-2003	3,501

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2014, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2014, the value of these securities amounted to $691,072, which represents 0.03% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)	The rate shown is the seven-day current annualized yield at December 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,720,143	657,042,683	(650,891,402)	28,871,424	36,593	28,871,424

(l)

At December 31, 2014, the cost of securities for federal income tax purposes was approximately $2,474,863,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,539,000
Unrealized Depreciation	(18,901,000)
Net Unrealized Depreciation	$(8,362,000)

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	753,882,206	—	753,882,206
Residential Mortgage-Backed Securities - Agency	—	92,298,093	—	92,298,093
Residential Mortgage-Backed Securities - Non-Agency	—	52,569,116	—	52,569,116
Commercial Mortgage-Backed Securities - Agency	—	349,402,350	—	349,402,350
Commercial Mortgage-Backed Securities - Non-Agency	—	195,310,431	—	195,310,431
Asset-Backed Securities - Non-Agency	—	411,994,196	1,525,303	413,519,499
Inflation-Indexed Bonds	—	49,474,825	—	49,474,825
U.S. Treasury Obligations	346,655,614	—	—	346,655,614
U.S. Government & Agency Obligations	—	148,174,119	691,071	148,865,190
Foreign Government Obligations	—	23,263,560	—	23,263,560
Municipal Bonds	—	12,388,877	—	12,388,877
Total Bonds	346,655,614	2,088,757,773	2,216,374	2,437,629,761
Mutual Funds
Money Market Funds	28,871,424	—	—	28,871,424
Investments in Securities	375,527,038	2,088,757,773	2,216,374	2,466,501,185
Derivatives
Liabilities
Futures Contracts	(321,010)	—	—	(321,010)
Total	375,206,028	2,088,757,773	2,216,374	2,466,180,175

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain U.S. Government obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 23, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 23, 2015